Leases (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of leases [text block] [Abstract]
Schedule of movement of the right of use assets recognized
	Transportation units	Other	Total
	S/(000)	S/(000)	S/(000)
Cost -
Balance as of January 1, 2019	-	109	109
Additions	-	-	-
Balance as of December 31, 2019	-	109	109
Additions	7,504	-	7,504
Sales and/or retirement	-	(71)	(71)
Balance as of December 31, 2020	7,504	38	7,542
Accumulated depreciation -
Balance as of January 1, 2019	-	-	-
Additions	-	63	63
Balance as of January 1, 2020	-	63	63
Additions	1,501	33	1,534
Sales and/or retirement	-	(61)	(61)
Balance as of December 31, 2020	1,501	35	1,536
Net book value
As of December 31, 2019	-	46	46
As of December 31, 2020	6,003	3	6,006

Schedule of movement of the lease liabilities recognized
	2020	2019
	S/(000)	S/(000)
Balance as of January 1	57	57
Additions	7,504	-
Sales and disposals	(19)	-
Financial interest expenses	409	-
Dues payments	(1,669)	-
Others	351	-
Balance as of December 31	6,633	57
Maturity
Current portion	1,531	-
Non-current portion	5,102	57
Balance as of December 31	6,633	57